30-Apr-2014
30/360 Days
Note
Factor
0.767003
1.000000
1.000000
1.000000
1.000000
Interest per
Interest & Principal
Interest & Principal
Interest Rate
Interest Payment
per $1000 Face Amount
Total
992,352.40
$92,560,270.57
Class A-4 Notes
0.900000%
198,000.00
0.900000
198,000.00
0.900000
Class A-3 Notes
0.680000%
383,717.20
0.680000
383,717.20
0.680000
Class A-2B Notes
0.339840%
137,635.20
0.339840
137,635.20
0.339840
Class A-2A Notes
0.480000%
194,400.00
0.480000
194,400.00
0.480000
Class A-1 Notes
0.200000%
78,600.00
0.200000
91,646,518.17
233.197247
$1000 Face Amount
Payment
Current Overcollateralization Amount
416,176,765.42
17.49%
Amount
Percentage
Initial Overcollateralization Amount
392,699,193.90
16.50%
Target Overcollateralization Amount
423,638,076.51
17.80%
present value of lease payments
833,251,990.13
833,251,990.13
757,550,381.91
present value of Base Residual Value
1,546,737,203.77
1,546,737,203.77
1,554,348,465.34
Overcollateralization
392,699,193.90
392,699,193.90
416,176,765.42
Total Securitization Value
2,379,989,193.90
2,379,989,193.90
2,311,898,847.25
Total Note Balance
1,987,290,000.00
1,987,290,000.00
1,895,722,081.83
91,567,918.17
Class A-4 Notes
220,000,000.00
220,000,000.00
220,000,000.00
0.00
0.000000
Class A-3 Notes
564,290,000.00
564,290,000.00
564,290,000.00
0.00
0.000000
Class A-2B Notes
405,000,000.00
405,000,000.00
405,000,000.00
0.00
0.000000
Class A-2A Notes
405,000,000.00
405,000,000.00
405,000,000.00
0.00
0.000000
Class A-1 Notes
393,000,000.00
393,000,000.00
301,432,081.83
91,567,918.17
232.997247
Balance
Balance
Balance
Payment
Face Amount
Summary
Initial
Beginning
Ending
Principal
Principal per $1000
15-May-2014
Actual/360 Days
36
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
9-Apr-2014
15-May-2014
36
Record Date
14-May-2014
Payment Date
15-May-2014
Interest Period of the Class A-1, A-2b Notes (from... to)
9-Apr-2014
Collection Period No.
1
Collection Period (from... to)
1-Mar-2014
30-Apr-2014
Determination Date
13-May-2014
Mercedes-Benz Auto Lease Trust 2014-A
Investor Report
Collection Period Ended
Amounts in USD
Dates

Net Sales Proceeds-early terminations (including Defaulted Leases)
15,681,608.85
Regular Principal Distribution Amount
91,567,918.17
91,567,918.17
0.00
Principal Distribution Amount
91,567,918.17
91,567,918.17
0.00
Interest Distributable Amount Class A Notes
992,352.40
992,352.40
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
383,717.20
383,717.20
0.00
thereof on Class A-4 Notes
198,000.00
198,000.00
0.00
thereof on Class A-2A Notes
194,400.00
194,400.00
0.00
thereof on Class A-2B Notes
137,635.20
137,635.20
0.00
Monthly Interest Distributable Amount
992,352.40
992,352.40
0.00
thereof on Class A-1 Notes
78,600.00
78,600.00
0.00
Total Servicing Fee
3,966,648.66
3,966,648.66
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Available Funds
96,526,919.23
Distribution Detail
Amount Due
Amount Paid
Shortfall
Total Available Collections
96,526,919.23
(9) Excess Collections to Certificateholders
0.00
Reserve Account Draw Amount
0.00
Total Distribution
96,526,919.23
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings
538.88
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Subtotal
96,526,380.35
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
91,567,918.17
Excess wear and tear included in Net Sales Proceeds
2,939.00
(3) Interest Distributable Amount Class A Notes
992,352.40
Excess mileage included in Net Sales Proceeds
23,322.52
(4) Priority Principal Distribution Amount
0.00
Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations
165,026.61
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Available Funds
Distributions
Lease Payments Received
80,679,744.89
(1) Total Servicing Fee
3,966,648.66

Notice to Investors
Investment Earnings
Net Investment Earnings on the Reserve Fund
71.73
Net Investment Earnings on the Exchange Note
Collection Account
467.15
Investment Earnings for the Collection Period
538.88
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,899,945.97
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
71.73
minus Net Investment Earnings
71.73
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
11,899,945.97
Reserve Fund Amount - Beginning Balance
11,899,945.97

Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.063%)
Less sales proceeds and other payments received during
Collection Period
15,029,958.06
Current Residual Loss / (Gain)
(1,490,009.76)
Cumulative Residual Loss / (Gain)
(1,490,009.76)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.000%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
13,539,948.30
Less Recoveries
0.00
Current Net Credit Loss / (Gain)
2,663.33
Cumulative Net Credit Loss / (Gain)
2,663.33
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,487,384.11
Less Liquidation Proceeds
1,484,720.78
91-120 Days Delinquent
0.00
0
0.00%
Total
2,311,898,847.25
56,008
100.00%
31-60 Days Delinquent
1,577,532.27
31
0.07%
61-90 Days Delinquent
388,776.37
8
0.02%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
2,309,932,538.61
55,969
99.91%
Cumulative Turn-in Ratio
61.41%
Proportion of base prepayment assumption realized life to date
108.10%
Actual lifetime prepayment speed
0.33%
Weighted Average Seasoning (months)
10.25
12.19
Aggregate Base Residual Value
1,759,458,761.00
1,748,553,418.00
Weighted Average Securitization Rate
6.80%
6.80%
Weighted Average Remaining Term (months)
24.30
22.33
Securitization Value end of Collection Period
2,311,898,847.25
56,008
Pool Factor
97.14%
As of Cutoff Date
Current
Terminations- Scheduled
149,096.60
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,588,562.82
Securitization Value beginning of Collection Period
2,379,989,193.90
56,365
Principal portion of lease payments
53,063,014.24
Terminations- Early
13,289,672.99
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,379,989,193.90
56,365